Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Operating Loss Carryforwards [Line Items]
Federal statutory corporate tax rate	35.00%
Deferred tax liabilities	$ 281,427,000	$ 146,135,000	$ 43,300,000
Reversed deferred tax liability	38,778,000
Deferred Tax Adjustment Equity Initial Public Offering	4,400,000
Deferred Tax Adjustment Property Exchanges	34,400,000
Unrecognized tax benefits	0
Valuation allowance	0
Tax credit carryforward	9,984,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 169,500,000
Operating loss carryforwards expiration start year	2034
Operating loss carryforwards expiration end year	2035
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 173,600,000
Operating loss carryforwards expiration start year	2034
Operating loss carryforwards expiration end year	2035
Discontinued Operations [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 200,000